4. Revenue	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

NOTE 4 – REVENUE

The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Live event revenue primarily includes ticket and beverage sales before and during the live events. Sponsorship revenue is also recognized when the live event takes place. Any revenue received for events that have yet to take place are recorded in deferred revenue. Gym revenue comprises primarily of membership dues and subscription. Other gym revenue includes personal training, group fitness and meal planning.

Information about the Company’s net sales by revenue type for the six months ended September 30, 2020 and 2019 are as follows:

	For the six months ended
	September 30,	September 30,
	2020 (Unaudited)	2019 (Unaudited)
Live events	$30,377	$181,911
Gym revenue	165,571	–
Net sales	$195,948	$181,911

	For the three months ended
	September 30,	September 30,
	2020 (Unaudited)	2019 (Unaudited)
Live events	$30,318	$96,275
Gym revenue	105,609	–
Net sales	$135,927	$96,275

NOTE 4 – REVENUE

The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. The majority of revenues are received from live events, which primarily include ticket and beverage sales before and during the live events. Sponsorship revenue is also recognized when the live event takes place. Any revenue received for events that have yet to take place are recorded in deferred revenue. Gym revenue comprises primarily of membership dues and subscription. Other gym revenue includes personal training, group fitness and meal planning.

Information about the Company’s net sales by revenue type for the years ended March 31, 2020 and 2019 are as follows:

	For the years ended
	March 31,	March 31,
	2020	2019
Live events	$487,229	$346,688
Gym revenue	109,506	–
Net sales	$596,735	$346,688